Share-Based Compensation (Details) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of stock appreciation rights outstanding						0
Number of stock appreciation rights granted					0	0	0
Share-Based Compensation Information
Share-based Compensation Arrangement by Share-based Payment Award, Number of plans					4
Share-based compensation expense | $	$ 1,293	$ 1,321	$ 4,915	$ 5,747	$ 3,875	$ 8,222	$ 7,314
Excess Tax Benefit on Stock Plans | $			0	$ 447	$ 686	$ 859	$ 1,793
Valuation assumptions used for the 2016, 2015 and 2014 grants
Expected volatility, minimum					29.00%	32.00%	47.00%
Expected volatiity, maximum					32.00%	36.00%	50.00%
Weighted-average expected volatility					32.00%	36.00%	50.00%
Expected dividend yield, minimum					1.30%	1.10%	1.10%
Expected dividend yield, maximum					1.50%	1.20%	1.30%
Weighted-average expected dividend yield					1.30%	1.20%	1.30%
Expected term, in years					5 years	5 years	6 years
Risk-free interest rate, minimum					1.10%	1.40%	1.80%
Risk-free interest rate, maximum					1.40%	1.60%	2.00%
Share-based Compensation Arrangement by Share-based Payment Award Additional Disclosures
Excess Tax Benefit from Share-based Compensation, Operating Activities | $			$ 1,149
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for future awards (in shares)					1,500,000
Amended 2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for future awards (in shares)					2,600,000
Shares reserved for issuance (in shares)					656,339
All Plans Excluding 2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares reserved for issuance (in shares)					252,598
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Ratio of new awards that vest each year					one-third
Vesting period of new awards granted (in years)					3 years
Contractual term of new awards (in years)					10 years
Shares activity
Outstanding at beginning of year (in shares)			1,113,382	1,018,958	1,018,958
Granted (in shares)					258,895
Exercised (in shares)					(135,744)
Forfeited (in shares)					(23,028)
Expired (in shares)					(5,699)
Outstanding at end of year (in shares)					1,113,382	1,018,958
Exercisable at end of year (in shares)					736,650
Weighted-Average Exercise Price
Outstanding at beginning of year (in dollars per share) | $ / shares			$ 42.34	$ 39.69	$ 39.69
Granted (in dollars per share) | $ / shares					52.80
Exercised (in dollars per share) | $ / shares					38.82
Forfeited (in dollars per share) | $ / shares					59.46
Expired (in dollars per share) | $ / shares					60.26
Outstanding at end of year (in dollars per share) | $ / shares					42.34	$ 39.69
Exercisable at end of year | $ / shares					34.75
Share-based Compensation Arrangement by Share-based Payment Award Additional Disclosures
Weighted-average grant date fair value (in dollars per share) | $ / shares					$ 13.61	$ 20.08	$ 26.93
Total intrinsic value of stock options exercised | $					$ 3,408	$ 1,702	$ 2,972
Aggregate intrinsic value of options outstanding | $					32,152
Aggregate intrinsic value of options exercisable | $					$ 26,868
Weighted-average remaining contractual life for options outstanding (in years)					5 years 10 months 24 days
Weighted-average remaining contractual life for options exercisable (in years)					4 years 4 months 24 days
Unrecognized compensation cost for nonvested options | $					$ 2,103
Compensation cost not yet recognized, weighted-average period for recognition (in years)					1 year 3 months 18 days
Restricted Share Awards
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period of new awards granted (in years)			3 years		3 years
Shares activity
Nonvested at beginning of year (in shares)			117,234	138,819	138,819
Granted (in shares)			19,971		27,921
Vested (in shares)					(49,306)
Forfeited (in shares)					(200)
Nonvested at end of year (in shares)					117,234	138,819
Weighted-Average Exercise Price
Nonvested at beginning of year (in dollars per share) | $ / shares			$ 47.62	$ 43.83	$ 43.83
Granted (in dollars per share) | $ / shares					53.02
Vested (in dollars per share) | $ / shares					39.96
Forfeited (in dollars per share) | $ / shares					61.26
Nonvested at end of year (in dollars per share) | $ / shares					$ 47.62	$ 43.83
Share-based Compensation Arrangement by Share-based Payment Award Additional Disclosures
Weighted-average grant date fair value (in dollars per share) | $ / shares			$ 73.16
Fair value of shares vested | $			$ 1,295	$ 1,835	$ 1,970	$ 1,054	827
Unrecognized compensation cost for nonvested options | $					$ 1,679
Compensation cost not yet recognized, weighted-average period for recognition (in years)					1 year 10 months
Performance Share Awards
Share-based Compensation Arrangement by Share-based Payment Award
Maximum increase in the number of shares of common stock a participant receives based on the achievement of performance goals (as a percent)					200.00%
Lowest potential number of shares of common stock that could be received based on the achievement level of performance goals					0
Vesting period of new awards granted (in years)					3 years
Shares activity
Nonvested at beginning of year (in shares)			129,096	141,374	141,374
Granted (in shares)					58,454
Vested (in shares)					(36,054)
Forfeited (in shares)					(34,678)
Nonvested at end of year (in shares)					129,096	141,374
Weighted-Average Exercise Price
Nonvested at beginning of year (in dollars per share) | $ / shares			$ 59.30	$ 56.07	$ 56.07
Granted (in dollars per share) | $ / shares					52.56
Vested (in dollars per share) | $ / shares					47.25
Forfeited (in dollars per share) | $ / shares					47.30
Nonvested at end of year (in dollars per share) | $ / shares					$ 59.30	$ 56.07
Share-based Compensation Arrangement by Share-based Payment Award Additional Disclosures
Fair value of shares vested | $					$ 1,703	$ 1,713	4,346
Unrecognized compensation cost for nonvested options | $					$ 5,642
Compensation cost not yet recognized, weighted-average period for recognition (in years)					1 year 8 months 12 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period of new awards granted (in years)					3 years
Shares activity
Nonvested at beginning of year (in shares)			31,038	32,646	32,646
Granted (in shares)					15,450
Vested (in shares)					(13,190)
Forfeited (in shares)					(3,868)
Nonvested at end of year (in shares)					31,038	32,646
Weighted-Average Exercise Price
Nonvested at beginning of year (in dollars per share) | $ / shares			$ 60.47	$ 66.89	$ 66.89
Granted (in dollars per share) | $ / shares					54.35
Vested (in dollars per share) | $ / shares					68.80
Forfeited (in dollars per share) | $ / shares					61.83
Nonvested at end of year (in dollars per share) | $ / shares					$ 60.47	$ 66.89
Share-based Compensation Arrangement by Share-based Payment Award Additional Disclosures
Fair value of shares vested | $					$ 907	$ 10	0
Unrecognized compensation cost for nonvested options | $					$ 723
Compensation cost not yet recognized, weighted-average period for recognition (in years)					1 year 2 months 12 days
Share-Based Liabilities
Share-based Compensation Arrangement by Share-based Payment Award Additional Disclosures
Total share-based liabilities | $					$ 155	149
Amounts paid out related to share-based liability awards | $					$ 62	$ 53	$ 275